Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Interest and fees on loans	$ 23,684	$ 22,269
Interest on debt securities:
Taxable	633	716
Tax exempt	363	326
Dividends	51	15
Interest on federal funds sold and overnight deposits	27	34
Interest on interest bearing deposits in banks	270	309
Total interest income	25,028	23,669
Interest expense
Interest on deposits	2,416	2,825
Interest on short-term borrowed funds	20	18
Interest on long-term borrowed funds	915	1,065
Total interest expense	3,351	3,908
Net interest income	21,677	19,761
Provision for loan losses	660	775
Net interest income after provision for loan losses	21,017	18,986
Noninterest income
Trust income	615	557
Service fees	4,877	4,367
Net gains on sales of investment securities available-for-sale	673	183
Net gains on sales of loans held for sale	3,614	1,566
Other income	746	452
Total noninterest income	10,525	7,125
Noninterest expenses
Salaries and wages	8,953	7,743
Pension and other employee benefits	3,908	3,153
Occupancy expense, net	1,156	1,121
Equipment expense	1,490	1,220
Other expenses	7,528	6,536
Total noninterest expenses	23,035	19,773
Income before provision for income taxes	8,507	6,338
Provision for income taxes	1,663	1,119
Net income	$ 6,844	$ 5,219
Earnings per common share	$ 1.54	$ 1.17
Weighted average number of common shares outstanding	4,457,029	4,456,842
Dividends per common share	$ 1.00	$ 1.00